Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Profit or loss [abstract]
Revenues	$ 5,243.8	$ 4,452.5
Cost of sales	3,990.4	3,407.4
Gross profit	1,253.4	1,045.1
Operating expenses
Selling and marketing	336.9	288.6
Research and development	221.7	198.6
General and administrative	214.7	166.3
Other operating expenses	7.5	13.9
Total operating expenses	780.8	667.4
Operating income	472.6	377.7
Financing costs	76.9	56.6
Financing income	(3.0)	(2.2)
Foreign exchange (gain) loss on long-term debt	69.8	(53.3)
Income before income taxes	328.9	376.6
Income tax expense	101.6	137.5
Net income	227.3	239.1
Attributable to shareholders	227.0	238.9
Attributable to non-controlling interest	$ 0.3	$ 0.2
Basic earnings per share	$ 2.31	$ 2.23
Diluted earnings per share	$ 2.28	$ 2.21